Contingencies and Commitments (Details) - Schedule of insurance policies contracted in Millions	12 Months Ended
Dec. 31, 2020 CLF ( )
Schedule of insurance policies contracted [Abstract]
Responsibility for errors and omissions policy	60,000
Civil responsibility policy	500